Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	This amendment No. 1 to (the “Amendment”) the registration statement on Form F-1 (File No. 333-291618) (the “Registration Statement”) is being filed solely for the purpose of (i) including the unaudited consolidated financial statements for the six months ended June 30, 2025 and 2024 in the Registration Statement, (ii) updating exhibit 23.1 to the Registration Statement, and (iii) to amend and restate the exhibit index set forth in Part II of the Registration Statement. No changes have been made to the Registration Statement other than this explanatory note as well as revised versions of the cover page and Part II of the Registration Statement.
Entity Registrant Name	Meiwu Technology Company Limited
Entity Central Index Key	0001787803
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 304-3, No. 19, Wanghai Road
Entity Address, Address Line Two	Siming District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Country Region	+86
City Area Code	755
Local Phone Number	85250400
Entity Emerging Growth Company	false